Assets held for sale and discontinued operations - Additional information (Details) - GBP (£) £ in Millions		12 Months Ended
	Dec. 05, 2019	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of analysis of single amount of discontinued operations [line items]
Goodwill impairment on classification as held for sale				£ 94.5
Net cash inflow from operating activities		£ 2,032.8	£ 2,054.8	1,850.5
Outflow from investing activities		642.2	167.6	(1,759.6)
Outflow from financing activities		£ 2,057.0	250.5	2,922.0
Kantar Business
Disclosure of analysis of single amount of discontinued operations [line items]
Proportion of the Kantar group included in the first stage of the transaction completed	90.00%
Disposal of discontinued operations consideration	£ 2,140.2
Percentage of interest in associates	40.00%
Gain on disposal of discontinued operations Before Tax	£ 73.8		10.0
Attributable tax expense	157.4		1.9
Goodwill impairment on classification as held for sale	£ 94.5
Disposal of discontinued operations consideration expected to be received for remaining stages			236.1
Net cash inflow from operating activities			30.8	322.9
Outflow from investing activities			0.9	53.2
Outflow from financing activities			£ 0.7	£ 27.2